Consolidated Statements of Changes in Equity - CAD ($)	Total	Minco Silver Corp [Member]	Common Stocks [Member]	Common Stocks [Member] Minco Silver Corp [Member]	Issued capital [member]	Issued capital [member] Minco Silver Corp [Member]	Share premium [member]	Share premium [member] Minco Silver Corp [Member]	Accumulated other comprehensive income [member]	Accumulated other comprehensive income [member] Minco Silver Corp [Member]	Retained Earnings [Member]	Retained Earnings [Member] Minco Silver Corp [Member]	Equity attributable to owners of parent [member]	Equity attributable to owners of parent [member] Minco Silver Corp [Member]	Non-controlling interests [member]	Non-controlling interests [member] Minco Silver Corp [Member]
Balance at Dec. 31, 2014	$ 4,903,214	$ 92,145,046			$ 41,882,757	$ 106,630,256	$ 9,179,213	$ 22,615,759	$ 1,183,086	$ 4,194,260	$ (52,330,354)	$ (41,295,229)	$ (85,298)	$ 92,145,046	$ 4,988,512	$ 0
Balance, (in shares) at Dec. 31, 2014			50,514,881	59,631,418
Non-controlling interest in acquisition		12,675,073				0		0		0		0		0		12,675,073
Net income (loss) for the year	14,320,556	6,680,947			0	0	0	0	0	0	14,361,342	6,827,186	14,361,342	6,827,186	(40,786)	(146,239)
Other comprehensive income	1,618,077	10,851,532			0	0	0	0	1,580,854	10,619,461	0	0	1,580,854	10,619,461	37,223	232,071
Elimination of non-controlling interest related to sale of Minco Resources	(4,984,949)				0		0		0		0		0		(4,984,949)
Proceeds on issuance of shares from exercise of options	17,290				29,066		(11,776)		0		0		17,290		0
Proceeds on issuance of shares from exercise of options, (in shares)			66,500
Share-based compensation	80,248	361,874			0	0	80,248	361,874	0	0	0	0	80,248	361,874	0	0
Balance at Dec. 31, 2015	15,954,436	122,714,472	$ 41,911,823		41,911,823	106,630,256	9,247,685	22,977,633	2,763,940	14,813,721	(37,969,012)	(34,468,043)	15,954,436	109,953,567	0	12,760,905
Balance, (in shares) at Dec. 31, 2015			50,581,381	59,631,418
Net income (loss) for the year	7,217,068	(2,407,668)			0	0	0	0	0	0	7,217,068	(2,224,253)	7,217,068	(2,224,253)	0	(183,415)
Other comprehensive income	(1,345,417)	(9,277,783)			0	0	0	0	(1,345,417)	(8,018,634)	0	0	(1,345,417)	(8,018,634)	0	(1,259,149)
Reclassification of other comprehensive income of an associate upon changes to an investment entity	(1,418,523)				0		0		(1,418,523)		0		(1,418,523)		0
Proceeds on issuance of shares from exercise of options	38,787				65,063	586,676	(26,276)	(223,245)	0	0	0	0	38,787	363,431	0	0
Proceeds on issuance of shares from exercise of options, (in shares)			152,000	614,995
Share-based compensation	100,693	256,928			0	0	100,693	256,928	0	0	0	0	100,693	256,928	0	0
Reversal of share-based compensation relating to performance share unit		(329,217)				0		(329,217)		0		0		(329,217)		0
Balance at Dec. 31, 2016	20,547,044	111,320,163			41,976,886	107,216,932	9,322,102	22,682,099	0	6,795,087	(30,751,944)	(36,692,296)	20,547,044	100,001,822	0	11,318,341
Balance, (in shares) at Dec. 31, 2016			50,733,381	60,246,413
Net income (loss) for the year	(3,297,578)	(5,205,216)			0	0	0	0		0	(3,297,578)	(5,075,534)	(3,297,578)	(5,075,534)	0	(129,682)
Other comprehensive income		(309,320)				0		0		(264,666)		0		(264,666)		(44,654)
Proceeds on issuance of shares from exercise of options						321,749		(121,648)		0		0		200,101		0
Proceeds on issuance of shares from exercise of options, (in shares)				458,335
Share-based compensation	308,803	2,938,049			0	0	308,803	2,938,049	0	0	0	0	308,803	2,938,049	0	0
Balance at Dec. 31, 2017	$ 17,558,269	$ 108,943,777			$ 41,976,886	$ 107,538,681	$ 9,630,905	$ 25,498,500	$ 0	$ 6,530,421	$ (34,049,522)	$ (41,767,830)	$ 17,558,269	$ 97,799,772	$ 0	$ 11,144,005
Balance, (in shares) at Dec. 31, 2017			50,733,381	60,704,748